AST PIMCO DYNAMIC BOND PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 101.9%
Asset-Backed Securities — 25.0%
Collateralized Loan Obligations — 5.9%
ACIS CLO Ltd. (Cayman Islands),
Series 2014-04A, Class A, 144A, 3 Month LIBOR + 1.420% (Cap N/A, Floor 0.000%)
1.671%(c)	05/01/26	1,047	$ 1,046,591
Arbor Realty CLO Ltd. (Cayman Islands),
Series 2018-FL01, Class A, 144A, 1 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)
1.302%(c)	06/15/28	3,200	3,162,459
Cutwater Ltd. (Cayman Islands),
Series 2014-01A, Class A1AR, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
1.525%(c)	07/15/26	541	541,248
Magnetite Ltd. (Cayman Islands),
Series 2015-16A, Class AR, 144A, 3 Month LIBOR + 0.800% (Cap N/A, Floor 0.000%)
1.072%(c)	01/18/28	3,416	3,393,105
OCP CLO Ltd. (Cayman Islands),
Series 2015-08A, Class A1R, 144A, 3 Month LIBOR + 0.850% (Cap N/A, Floor 0.000%)
1.123%(c)	04/17/27	475	474,402
Series 2015-09A, Class A1R, 144A, 3 Month LIBOR + 0.800% (Cap N/A, Floor 0.000%)
1.075%(c)	07/15/27	744	742,248
Series 2015-10A, Class A1R, 144A, 3 Month LIBOR + 0.820% (Cap N/A, Floor 0.000%)
1.065%(c)	10/26/27	1,050	1,045,836
OFSI Fund Ltd. (Cayman Islands),
Series 2014-07A, Class AR, 144A, 3 Month LIBOR + 0.900% (Cap N/A, Floor 0.000%)
1.172%(c)	10/18/26	131	130,588
Trinitas CLO Ltd. (Cayman Islands),
Series 2014-02A, Class A1R, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 0.000%)
1.455%(c)	07/15/26	1,025	1,024,164
Tryon Park CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1SR, 144A, 3 Month LIBOR + 0.890% (Cap N/A, Floor 0.000%)
1.165%(c)	04/15/29	1,550	1,536,551
WhiteHorse Ltd. (Cayman Islands),
Series 2014-09A, Class AR, 144A, 3 Month LIBOR + 1.160% (Cap N/A, Floor 0.000%)
1.433%(c)	07/17/26	341	340,588
			13,437,780
Home Equity Loans — 3.0%
Accredited Mortgage Loan Trust,
Series 2006-02, Class A4, 1 Month LIBOR + 0.260% (Cap N/A, Floor 0.260%)
0.408%(c)	09/25/36	609	593,055
ACE Securities Corp. Home Equity Loan Trust,
Series 2007-ASP02, Class A2B, 1 Month LIBOR + 0.170% (Cap N/A, Floor 0.170%)
0.318%(c)	06/25/37	222	206,593
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Home Equity Loans (cont’d.)
Bear Stearns Asset-Backed Securities Trust,
Series 2004-HE05, Class M1, 1 Month LIBOR + 0.855% (Cap N/A, Floor 0.570%)
1.003%(c)	07/25/34	480	$ 466,575
Series 2006-EC02, Class M2, 1 Month LIBOR + 0.630% (Cap N/A, Floor 0.420%)
0.778%(c)	02/25/36	831	826,491
Series 2007-HE02, Class 2A4, 1 Month LIBOR + 0.230% (Cap N/A, Floor 0.230%)
0.378%(c)	02/25/37	1,378	1,267,531
Countrywide Asset-Backed Certificates,
Series 2007-BC01, Class 2A4, 1 Month LIBOR + 0.230% (Cap N/A, Floor 0.230%)
0.378%(c)	05/25/37	800	698,367
Soundview Home Loan Trust,
Series 2005-04, Class M2, 1 Month LIBOR + 0.470% (Cap N/A, Floor 0.470%)
0.618%(c)	03/25/36	494	492,127
Series 2007-OPT01, Class 1A1, 1 Month LIBOR + 0.200% (Cap N/A, Floor 0.200%)
0.348%(c)	06/25/37	1,205	994,659
WaMu Asset-Backed Certificates WaMu Trust,
Series 2007-HE03, Class 1A, 1 Month LIBOR + 0.225% (Cap N/A, Floor 0.225%)
0.373%(c)	05/25/37	1,249	1,166,178
			6,711,576
Residential Mortgage-Backed Securities — 8.5%
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates,
Series 2004-R02, Class M2, 1 Month LIBOR + 0.720% (Cap N/A, Floor 0.480%)
0.868%(c)	04/25/34	278	268,400
Series 2004-R08, Class M2, 1 Month LIBOR + 1.020% (Cap N/A, Floor 0.680%)
1.168%(c)	09/25/34	730	726,320
Series 2005-R09, Class M1, 1 Month LIBOR + 0.470% (Cap N/A, Floor 0.470%)
0.618%(c)	11/25/35	860	858,691
Bayview Opportunity Master Fund Trust,
Series 2019-SBR01, Class A1, 144A
3.475%	06/28/34	387	384,057
CIT Mortgage Loan Trust,
Series 2007-01, Class 1M1, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)
1.648%(c)	10/25/37	700	698,397
Countrywide Asset-Backed Certificates,
Series 2007-09, Class 1A, 1 Month LIBOR + 0.200% (Cap N/A, Floor 0.200%)
0.348%(c)	06/25/47	775	691,457
Countrywide Asset-Backed Certificates Trust,
Series 2007-12, Class 1A1, 1 Month LIBOR + 0.740% (Cap N/A, Floor 0.740%)
0.888%(c)	08/25/47	621	603,371
Credit-Based Asset Servicing & Securitization LLC,
Series 2005-CB08, Class AF3
3.450%	12/25/35	460	463,974
A1

AST PIMCO DYNAMIC BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Residential Mortgage-Backed Securities (cont’d.)
Fremont Home Loan Trust,
Series 2004-B, Class M1, 1 Month LIBOR + 0.870% (Cap N/A, Floor 0.580%)
1.018%(c)	05/25/34	481	$ 466,386
Series 2006-E, Class 1A1, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)
0.288%(c)	01/25/37	1,123	720,517
GE-WMC Mortgage Securities Trust,
Series 2006-01, Class A2B, 1 Month LIBOR + 0.150% (Cap N/A, Floor 0.150%)
0.298%(c)	08/25/36	843	517,925
HSI Asset Securitization Corp. Trust,
Series 2006-OPT02, Class M4, 1 Month LIBOR + 0.520% (Cap N/A, Floor 0.520%)
0.668%(c)	01/25/36	800	725,209
JPMorgan Mortgage Acquisition Trust,
Series 2006-CH02, Class AV5, 1 Month LIBOR + 0.210% (Cap N/A, Floor 0.210%)
0.358%(c)	10/25/36	698	677,094
Legacy Mortgage Asset Trust,
Series 2019-GS03, Class A1, 144A
3.750%	04/25/59	683	694,726
Series 2019-GS04, Class A1, 144A
3.438%	05/25/59	694	696,025
Lehman XS Trust,
Series 2007-03, Class 1BA2, 6 Month LIBOR + 0.500% (Cap N/A, Floor 0.500%)
0.810%(c)	03/25/37	853	829,058
Long Beach Mortgage Loan Trust,
Series 2003-04, Class AV1, 1 Month LIBOR + 0.620% (Cap N/A, Floor 0.310%)
0.768%(c)	08/25/33	615	597,907
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2007-HE01, Class A2D, 1 Month LIBOR + 0.230% (Cap N/A, Floor 0.230%)
0.378%(c)	11/25/36	1,202	864,425
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates,
Series 2005-WCW03, Class M2, 1 Month LIBOR + 0.490% (Cap N/A, Floor 0.490%)
0.638%(c)	08/25/35	700	673,402
Saxon Asset Securities Trust,
Series 2007-03, Class 1A, 1 Month LIBOR + 0.310% (Cap N/A, Floor 0.310%)
0.458%(c)	09/25/37	626	603,890
SG Mortgage Securities Trust,
Series 2006-OPT02, Class A3D, 1 Month LIBOR + 0.210% (Cap N/A, Floor 0.210%)
0.358%(c)	10/25/36	1,000	749,960
Structured Asset Investment Loan Trust,
Series 2004-08, Class A4, 1 Month LIBOR + 1.000% (Cap N/A, Floor 0.500%)
1.148%(c)	09/25/34	1,105	1,087,830
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2006-BC02, Class A1, 1 Month LIBOR + 0.155% (Cap N/A, Floor 0.155%)
0.303%(c)	09/25/36	705	562,549
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Residential Mortgage-Backed Securities (cont’d.)
Towd Point Mortgage Trust,
Series 2019-04, Class A1, 144A
2.900%(cc)	10/25/59	1,976	$ 2,092,643
Series 2019-HY02, Class A1, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
1.148%(c)	05/25/58	477	477,196
Series 2019-HY03, Class A1A, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
1.148%(c)	10/25/59	464	464,072
Series 2019-SJ03, Class A1, 144A
3.000%(cc)	11/25/59	494	502,685
WaMu Asset-Backed Certificates WaMu Trust,
Series 2007-HE01, Class 1A, 1 Month LIBOR + 0.150% (Cap N/A, Floor 0.150%)
0.298%(c)	01/25/37	680	609,140
			19,307,306
Student Loans — 7.6%
Academic Loan Funding Trust,
Series 2012-01A, Class A2, 144A, 1 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)
1.248%(c)	12/27/44	1,125	1,118,614
Access Group, Inc.,
Series 2015-01, Class A, 144A, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.000%)
0.848%(c)	07/25/56	625	613,556
ECMC Group Student Loan Trust,
Series 2016-01A, Class A, 144A, 1 Month LIBOR + 1.350% (Cap N/A, Floor 0.000%)
1.498%(c)	07/26/66	963	967,655
Series 2018-01A, Class A, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)
0.898%(c)	02/27/68	2,074	2,001,500
EFS Volunteer No. 2 LLC,
Series 2012-01, Class A2, 144A, 1 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)
1.498%(c)	03/25/36	1,315	1,318,036
EFS Volunteer No. 3 LLC,
Series 2012-01, Class A3, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
1.148%(c)	04/25/33	706	699,242
Montana Higher Education Student Assistance Corp.,
Series 2012-01, Class A3, 1 Month LIBOR + 1.050% (Cap N/A, Floor 0.000%)
1.206%(c)	07/20/43	850	848,857
Navient Student Loan Trust,
Series 2017-02A, Class A, 144A, 1 Month LIBOR + 1.050% (Cap N/A, Floor 0.000%)
1.198%(c)	12/27/66	1,591	1,572,997
Series 2017-05A, Class A, 144A, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.000%)
0.948%(c)	07/26/66	1,969	1,918,653
PHEAA Student Loan Trust,
Series 2016-01A, Class A, 144A, 1 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
1.298%(c)	09/25/65	861	860,037

A2

AST PIMCO DYNAMIC BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Student Loans (cont’d.)
Scholar Funding Trust,
Series 2010-A, Class A, 144A, 3 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)
0.997%(c)	10/28/41	499	$ 486,089
SLM Student Loan Trust,
Series 2003-07A, Class A5A, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
1.450%(c)	12/15/33	828	804,636
Series 2005-05, Class A4, 3 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)
0.385%(c)	10/25/28	1,242	1,231,914
Series 2008-02, Class A3, 3 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)
0.995%(c)	04/25/23	338	318,142
Series 2008-03, Class A3, 3 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)
1.245%(c)	10/25/21	432	416,612
Series 2008-04, Class A4, 3 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)
1.895%(c)	07/25/22	898	883,137
Series 2008-05, Class A4, 3 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)
1.945%(c)	07/25/23	439	433,723
Series 2008-06, Class A4, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)
1.345%(c)	07/25/23	581	560,596
Series 2008-08, Class A4, 3 Month LIBOR + 1.500% (Cap N/A, Floor 0.000%)
1.745%(c)	04/25/23	221	219,155
			17,273,151

Total Asset-Backed Securities (cost $56,932,522)			56,729,813
Corporate Bonds — 23.1%
Aerospace & Defense — 0.3%
Spirit AeroSystems, Inc.,
Gtd. Notes
4.600%	06/15/28(a)	900	738,137
Airlines — 0.4%
Alaska Airlines 2020-1 Class A Pass-Through Trust,
Pass-Through Certificates, 144A
4.800%	02/15/29	300	313,810
Delta Air Lines, Inc./SkyMiles IP Ltd.,
Sr. Sec’d. Notes, 144A
4.750%	10/20/28	200	207,492
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.,
Sr. Sec’d. Notes, 144A
6.500%	06/20/27	300	312,491
			833,793
Auto Manufacturers — 2.2%
BMW US Capital LLC (Germany),
Gtd. Notes, 144A
3.400%	08/13/21	1,000	1,026,099
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Auto Manufacturers (cont’d.)
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes, EMTN, 3 Month EURIBOR + 0.430% (Cap N/A, Floor 0.000%)
0.000%(c)	05/14/21	EUR	300	$ 344,417
Sr. Unsec’d. Notes, EMTN, 3 Month EURIBOR + 0.370% (Cap N/A, Floor 0.000%)
0.000%(c)	12/01/21	EUR	500	564,462
General Motors Financial Co., Inc.,
Gtd. Notes, EMTN, 3 Month EURIBOR + 0.550% (Cap N/A, Floor 0.000%)
0.057%(c)	03/26/22	EUR	600	696,302
Nissan Motor Co. Ltd. (Japan),
Sr. Unsec’d. Notes, 144A
3.201%	09/17/28	EUR	200	236,673
4.810%	09/17/30		600	601,696
Toyota Motor Finance Netherlands BV (Japan),
Sr. Unsec’d. Notes, EMTN
2.764%	04/26/21		400	405,083
Volkswagen Bank GmbH (Germany),
Sr. Unsec’d. Notes, EMTN
0.625%	09/08/21	EUR	900	1,061,784
				4,936,516
Auto Parts & Equipment — 0.4%
Toyota Industries Corp. (Japan),
Sr. Unsec’d. Notes, 144A
3.110%	03/12/22		900	928,438
Banks — 6.6%
Banco Bilbao Vizcaya Argentaria SA (Spain),
Jr. Sub. Notes
8.875%(ff)	–(rr)	EUR	200	242,128
Banco Santander SA (Spain),
Jr. Sub. Notes
5.250%(ff)	–(rr)	EUR	200	227,431
Barclays PLC (United Kingdom),
Jr. Sub. Notes
8.000%(ff)	–(rr)	EUR	200	236,835
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 1.380%
1.660%(c)	05/16/24		200	200,862
Sr. Unsec’d. Notes, MTN
4.972%(ff)	05/16/29		800	934,442
BNP Paribas SA (France),
Jr. Sub. Notes, 144A
7.000%(ff)	–(rr)		300	345,689
Sr. Unsec’d. Notes, 144A
4.400%	08/14/28		700	820,601
CIT Group, Inc.,
Sr. Unsec’d. Notes
4.125%	03/09/21(a)		400	401,511
Citigroup, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.960%
1.205%(c)	04/25/22		400	403,872
Cooperatieve Rabobank UA (Netherlands),
Jr. Sub. Notes
6.625%(ff)	–(rr)	EUR	600	725,454

A3

AST PIMCO DYNAMIC BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.860%
1.093%(c)	09/26/23		800	$ 809,845
Credit Suisse AG (Switzerland),
Sr. Unsec’d. Notes
2.100%	11/12/21		400	407,492
Credit Suisse Group AG (Switzerland),
Jr. Sub. Notes, 144A
7.500%(ff)	–(rr)		300	315,097
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
3.547%(ff)	09/18/31		700	704,484
4.250%	02/04/21		1,000	1,008,953
Sr. Unsec’d. Notes, Series D
5.000%	02/14/22		400	418,121
HSBC Holdings PLC (United Kingdom),
Jr. Sub. Notes
5.875%(ff)	–(rr)	GBP	600	781,952
ING Groep NV (Netherlands),
Jr. Sub. Notes
5.750%(ff)	–(rr)		100	103,812
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.000%
1.234%(c)	10/02/23		900	909,029
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series I, 3 Month LIBOR + 3.470%
3.738%(c)	–(rr)		49	46,996
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.900%
1.145%(c)	04/25/23		500	503,990
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes
4.050%	08/16/23		300	325,256
4.375%	03/22/28		400	463,489
Natwest Group PLC (United Kingdom),
Sr. Unsec’d. Notes, EMTN
2.000%(ff)	03/04/25	EUR	200	243,784
Santander UK Group Holdings PLC (United Kingdom),
Jr. Sub. Notes
7.375%(ff)	–(rr)	GBP	400	537,597
Sr. Unsec’d. Notes
4.796%(ff)	11/15/24		500	551,197
Societe Generale SA (France),
Jr. Sub. Notes, 144A
6.750%(ff)	–(a)(rr)		600	628,725
UBS AG (Switzerland),
Sub. Notes
5.125%	05/15/24		400	440,070
7.625%	08/17/22		250	278,528
UniCredit SpA (Italy),
Sr. Unsec’d. Notes, 144A, MTN
7.830%	12/04/23		800	938,747
				14,955,989
Beverages — 0.3%
Constellation Brands, Inc.,
Gtd. Notes, 3 Month LIBOR + 0.700%
0.980%(c)	11/15/21		400	399,926
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Beverages (cont’d.)
Gtd. Notes
2.650%	11/07/22	200	$ 207,859
			607,785
Building Materials — 0.2%
JELD-WEN, Inc.,
Gtd. Notes, 144A
4.875%	12/15/27(a)	400	407,801
Chemicals — 0.3%
Sasol Financing International Ltd. (South Africa),
Gtd. Notes
4.500%	11/14/22	200	194,405
Unigel Luxembourg SA (Brazil),
Gtd. Notes, 144A
8.750%	10/01/26	400	385,979
			580,384
Computers — 0.6%
Dell International LLC/EMC Corp.,
Sr. Sec’d. Notes, 144A
5.450%	06/15/23	900	986,458
Western Digital Corp.,
Gtd. Notes
4.750%	02/15/26(a)	370	399,537
			1,385,995
Diversified Financial Services — 1.5%
Avolon Holdings Funding Ltd. (Ireland),
Gtd. Notes, 144A
5.500%	01/15/23	300	302,897
Banco BTG Pactual SA (Brazil),
Sr. Unsec’d. Notes, 144A
4.500%	01/10/25	700	715,101
Charles Schwab Corp. (The),
Jr. Sub. Notes, Series G
5.375%(ff)	–(rr)	200	216,229
Genworth Mortgage Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
6.500%	08/15/25	300	314,290
OneMain Finance Corp.,
Gtd. Notes
6.125%	03/15/24(a)	400	417,877
Park Aerospace Holdings Ltd. (Ireland),
Gtd. Notes, 144A
5.250%	08/15/22	700	702,528
Quicken Loans LLC,
Gtd. Notes, 144A
5.250%	01/15/28(a)	700	737,355
			3,406,277
Electric — 1.6%
Duke Energy Corp.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.650%
0.900%(c)	03/11/22(a)	600	603,455

A4

AST PIMCO DYNAMIC BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
LG&E & KU Energy LLC,
Sr. Unsec’d. Notes
4.375%	10/01/21	1,000	$ 1,028,237
National Rural Utilities Cooperative Finance Corp.,
Sr. Unsec’d. Notes, MTN
2.300%	09/15/22	1,000	1,032,715
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes, 3 Month LIBOR + 0.720%
0.970%(c)	02/25/22	300	302,164
Pacific Gas & Electric Co.,
First Mortgage
2.500%	02/01/31	500	473,643
3.500%	08/01/50	200	179,810
			3,620,024
Entertainment — 0.1%
Caesars Entertainment, Inc.,
Sr. Sec’d. Notes, 144A
6.250%	07/01/25	300	312,870
Foods — 0.2%
Danone SA (France),
Sr. Unsec’d. Notes, 144A
2.077%	11/02/21	400	405,976
Gas — 0.0%
Southern Co. Gas Capital Corp.,
Gtd. Notes
3.500%	09/15/21	100	102,132
Healthcare-Products — 0.4%
Zimmer Biomet Holdings, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.750%
0.977%(c)	03/19/21	800	799,893
Home Builders — 0.1%
D.R. Horton, Inc.,
Gtd. Notes
4.375%	09/15/22	200	211,748
Home Furnishings — 0.6%
Panasonic Corp. (Japan),
Sr. Unsec’d. Notes, 144A
2.536%	07/19/22	1,300	1,339,027
Iron/Steel — 0.1%
Vale Overseas Ltd. (Brazil),
Gtd. Notes
6.875%	11/21/36	200	260,222
Leisure Time — 0.5%
Carnival Corp.,
Sr. Sec’d. Notes, 144A
11.500%	04/01/23	600	672,250
NCL Corp. Ltd.,
Sr. Sec’d. Notes, 144A
10.250%	02/01/26	300	314,625
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Leisure Time (cont’d.)
Royal Caribbean Cruises Ltd.,
Sr. Sec’d. Notes, 144A
11.500%	06/01/25		200	$ 232,338
				1,219,213
Media — 0.7%
Altice Financing SA (Luxembourg),
Sr. Sec’d. Notes
3.000%	01/15/28	EUR	400	436,151
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
4.500%	08/15/30(a)		500	524,948
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
4.464%	07/23/22		100	105,882
RCS & RDS SA (Romania),
Sr. Sec’d. Notes, 144A
2.500%	02/05/25	EUR	500	563,026
				1,630,007
Mining — 0.1%
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A
7.250%	04/01/23(a)		300	299,395
Oil & Gas — 1.6%
BG Energy Capital PLC (United Kingdom),
Gtd. Notes, 144A
4.000%	12/09/20		800	805,360
EQT Corp.,
Sr. Unsec’d. Notes
7.875%	02/01/25(a)		300	332,510
Gazprom PJSC via Gaz Finance PLC (Russia),
Sr. Unsec’d. Notes, 144A
3.250%	02/25/30		400	399,833
Petrobras Global Finance BV (Brazil),
Gtd. Notes
8.750%	05/23/26		900	1,124,250
Petroleos de Venezuela SA (Venezuela),
Sr. Unsec’d. Notes
6.000%	10/28/22(d)		5,000	125,000
Petroleos Mexicanos (Mexico),
Gtd. Notes, 144A
6.840%	01/23/30		400	356,906
Reliance Industries Ltd. (India),
Sr. Unsec’d. Notes
5.400%	02/14/22		250	263,500
Transocean, Inc.,
Gtd. Notes, 144A
7.250%	11/01/25		600	167,633
				3,574,992
Pharmaceuticals — 0.1%
Bausch Health Cos., Inc.,
Sr. Sec’d. Notes, 144A
7.000%	03/15/24		225	232,787

A5

AST PIMCO DYNAMIC BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Pipelines — 0.4%
ONEOK, Inc.,
Gtd. Notes
4.550%	07/15/28		900	$ 950,506
Real Estate Investment Trusts (REITs) — 0.5%
American Tower Corp.,
Sr. Unsec’d. Notes
1.300%	09/15/25		200	201,784
4.400%	02/15/26		700	802,206
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer,
Sr. Sec’d. Notes, 144A
7.500%	06/01/25		200	213,199
				1,217,189
Savings & Loans — 0.6%
Nationwide Building Society (United Kingdom),
Jr. Sub. Notes
10.250%(cc)	–(rr)	GBP	95	202,832
Sr. Unsec’d. Notes, 144A
4.302%(ff)	03/08/29		1,000	1,137,575
				1,340,407
Semiconductors — 0.6%
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes
2.650%	01/15/23(a)		400	415,472
Microchip Technology, Inc.,
Sr. Sec’d. Notes
3.922%	06/01/21		900	919,531
				1,335,003
Software — 0.3%
VMware, Inc.,
Sr. Unsec’d. Notes
2.950%	08/21/22		700	728,337
Telecommunications — 0.6%
Sprint Corp.,
Gtd. Notes
7.125%	06/15/24		300	345,058
Telecom Italia Capital SA (Italy),
Gtd. Notes
6.375%	11/15/33		200	238,820
7.200%	07/18/36		150	189,773
T-Mobile USA, Inc.,
Sr. Sec’d. Notes, 144A
2.550%	02/15/31		200	206,700
3.875%	04/15/30		400	456,418
				1,436,769
Trucking & Leasing — 1.2%
Aviation Capital Group LLC,
Sr. Unsec’d. Notes, 144A
3.875%	05/01/23		500	494,631
GATX Corp.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.720%
0.969%(c)	11/05/21		900	886,908
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Trucking & Leasing (cont’d.)
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
2.700%	03/14/23	1,000	$ 1,040,792
SMBC Aviation Capital Finance DAC (Ireland),
Gtd. Notes, 144A
2.650%	07/15/21	200	201,207
			2,623,538

Total Corporate Bonds (cost $52,583,115)			52,421,150
Residential Mortgage-Backed Securities — 11.7%
Alternative Loan Trust,
Series 2005-50CB, Class 1A1
5.500%	11/25/35	286	276,561
Series 2005-65CB, Class 1A13
6.000%	01/25/36	701	659,886
Series 2006-HY11, Class A1, 1 Month LIBOR + 0.120% (Cap N/A, Floor 0.120%)
0.268%(c)	06/25/36	708	669,842
Series 2006-J02, Class A3
6.000%	04/25/36	759	573,317
Series 2007-OA03, Class 1A1, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)
0.288%(c)	04/25/47	615	550,661
American Home Mortgage Investment Trust,
Series 2005-04, Class 1A1, 1 Month LIBOR + 0.580% (Cap 11.000%, Floor 0.290%)
0.728%(c)	11/25/45	658	605,714
BCAP LLC Trust,
Series 2007-AA01, Class 2A1, 1 Month LIBOR + 0.180% (Cap N/A, Floor 0.180%)
0.328%(c)	03/25/37	1,118	1,066,527
Bear Stearns Alt-A Trust,
Series 2006-01, Class 11A1, 1 Month LIBOR + 0.480% (Cap 11.500%, Floor 0.240%)
0.628%(c)	02/25/36	659	640,523
Citigroup Mortgage Loan Trust,
Series 2019-B, Class A1, 144A
3.258%(cc)	04/25/66	717	724,735
Series 2019-C, Class A1, 144A
3.228%	09/25/59	451	454,296
Credit Suisse Mortgage Capital Certificates,
Series 2019-RPL04, Class A1, 144A
3.507%	08/26/58	908	913,858
Credit Suisse Mortgage Trust,
Series 2019-RPL08, Class A1, 144A
3.322%(cc)	10/25/58	457	460,971
Series 2019-RPL09, Class A1, 144A
3.050%(cc)	10/27/59	578	581,397
CSMC Mortgage-Backed Trust,
Series 2007-06, Class A1
6.421%(cc)	10/25/37	479	400,355

A6

AST PIMCO DYNAMIC BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Deutsche Alt-A Securities Mortgage Loan Trust,
Series 2007-OA03, Class A1, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)
0.288%(c)	07/25/47		864	$ 773,202
Durham Mortgages A PLC (United Kingdom),
Series 2018-AX, Class A, 3 Month GBP LIBOR + 0.550% (Cap N/A, Floor 0.000%)
0.617%(c)	03/31/53	GBP	811	1,046,965
Fannie Mae REMICS,
Series 2010-135, Class AS, IO, 1 Month LIBOR x (1) + 5.950% (Cap 5.950%, Floor 0.000%)
5.802%(c)	12/25/40		121	21,899
Series 2011-124, Class SC, IO, 1 Month LIBOR x (1) + 6.550% (Cap 6.550%, Floor 0.000%)
6.402%(c)	12/25/41		455	87,423
Series 2012-05, Class SA, IO, 1 Month LIBOR x (1) + 5.950% (Cap 5.950%, Floor 0.000%)
5.802%(c)	02/25/42		484	82,761
Series 2012-88, Class SB, IO, 1 Month LIBOR x (1) + 6.670% (Cap 6.670%, Floor 0.000%)
6.522%(c)	07/25/42		300	56,719
Series 2013-096, Class SY, IO, 1 Month LIBOR x (1) + 6.150% (Cap 6.150%, Floor 0.000%)
6.002%(c)	07/25/42		448	95,830
Series 2013-130, Class SN, IO, 1 Month LIBOR x (1) + 6.650% (Cap 6.650%, Floor 0.000%)
6.502%(c)	10/25/42		569	113,293
Series 2014-06, Class SA, IO, 1 Month LIBOR x (1) + 6.600% (Cap 6.600%, Floor 0.000%)
6.452%(c)	02/25/44		547	118,584
Series 2014-19, Class MS, IO, 1 Month LIBOR x (1) + 6.600% (Cap 6.600%, Floor 0.000%)
6.452%(c)	11/25/39		206	5,936
Series 2015-20, Class ES, IO, 1 Month LIBOR x (1) + 6.150% (Cap 6.150%, Floor 0.000%)
6.002%(c)	04/25/45		426	78,703
Series 2015-22, Class DS, IO, 1 Month LIBOR x (1) + 6.200% (Cap 6.200%, Floor 0.000%)
6.052%(c)	04/25/45		403	79,491
Series 2015-34, Class LS, IO, 1 Month LIBOR x (1) + 6.100% (Cap 6.100%, Floor 0.000%)
5.952%(c)	06/25/45		787	133,060
Series 2015-79, Class SE, IO, 1 Month LIBOR x (1) + 6.250% (Cap 6.250%, Floor 0.000%)
6.102%(c)	11/25/45		325	67,156
Series 2016-01, Class SJ, IO, 1 Month LIBOR x (1) + 6.150% (Cap 6.150%, Floor 0.000%)
6.002%(c)	02/25/46		796	141,202
Finsbury Square PLC (United Kingdom),
Series 2020-01A, Class A, 144A, 3 Month Sterling Overnight Index Average + 0.800% (Cap N/A, Floor 0.000%)
0.859%(c)	03/16/70	GBP	1,050	1,349,219
Freddie Mac REMICS,
Series 3753, Class SK, IO, 1 Month LIBOR x (1) + 6.050% (Cap 6.050%, Floor 0.000%)
5.898%(c)	11/15/38		79	1,815
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 3852, Class SW, IO, 1 Month LIBOR x (1) + 6.000% (Cap 6.000%, Floor 0.000%)
5.848%(c)	05/15/41	435	$ 67,159
Series 4314, Class SE, IO, 1 Month LIBOR x (1) + 6.050% (Cap 6.050%, Floor 0.000%)
5.898%(c)	03/15/44	999	171,259
Series 4431, Class ST, IO, 1 Month LIBOR x (1) + 6.100% (Cap 6.100%, Floor 0.000%)
5.948%(c)	01/15/45	915	166,448
Series 4468, Class SY, IO, 1 Month LIBOR x (1) + 6.100% (Cap 6.100%, Floor 0.000%)
5.948%(c)	05/15/45	398	80,916
Series 4473, Class AS, IO, 1 Month LIBOR x (1) + 5.600% (Cap 5.600%, Floor 0.000%)
5.448%(c)	05/15/45	815	147,675
Series 4583, Class ST, IO, 1 Month LIBOR x (1) + 6.000% (Cap 6.000%, Floor 0.000%)
5.848%(c)	05/15/46	1,709	312,463
Freddie Mac Strips,
Series 304, Class C45, IO
3.000%	12/15/27	457	28,632
Government National Mortgage Assoc.,
Series 2010-009, Class XD, IO, 1 Month LIBOR x (1) + 6.600% (Cap 6.600%, Floor 0.000%)
6.448%(c)	01/16/40	983	198,745
Series 2010-009, Class YD, IO, 1 Month LIBOR x (1) + 6.800% (Cap 6.800%, Floor 0.000%)
6.648%(c)	01/16/40	385	83,117
Series 2010-020, Class SE, IO, 1 Month LIBOR x (1) + 6.250% (Cap 6.250%, Floor 0.000%)
6.094%(c)	02/20/40	691	135,891
Series 2010-037, Class SG, IO, 1 Month LIBOR x (1) + 5.700% (Cap 5.700%, Floor 0.000%)
5.544%(c)	03/20/40	411	75,536
Series 2010-101, Class S, IO, 1 Month LIBOR x (1) + 6.000% (Cap 6.000%, Floor 0.000%)
5.844%(c)	08/20/40	1,046	201,325
Series 2011-50, Class PS, IO, 1 Month LIBOR x (1) + 6.100% (Cap 6.100%, Floor 0.000%)
5.944%(c)	02/20/41	692	114,774
Series 2013-113, Class SA, IO, 1 Month LIBOR x (1) + 6.700% (Cap 6.700%, Floor 0.000%)
6.544%(c)	08/20/43	527	109,106
Series 2013-167, Class SG, IO, 1 Month LIBOR x (1) + 6.150% (Cap 6.150%, Floor 0.000%)
5.994%(c)	11/20/43	280	58,428
Series 2014-056, Class ST, IO, 1 Month LIBOR x (1) + 6.100% (Cap 6.100%, Floor 0.000%)
5.948%(c)	12/16/39	821	151,541
Series 2014-132, Class SL, IO, 1 Month LIBOR x (1) + 6.100% (Cap 6.100%, Floor 0.000%)
5.944%(c)	10/20/43	701	95,413
Series 2014-180, Class PI, IO
4.000%	08/20/44	283	33,711
Series 2014-188, Class IB, IO
4.000%	12/20/44	473	48,197

A7

AST PIMCO DYNAMIC BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2015-057, Class AS, IO, 1 Month LIBOR x (1) + 5.600% (Cap 5.600%, Floor 0.000%)
5.444%(c)	04/20/45	2,015	$ 322,002
Series 2015-064, Class SG, IO, 1 Month LIBOR x (1) + 5.600% (Cap 5.600%, Floor 0.000%)
5.444%(c)	05/20/45	1,041	186,774
Series 2015-095, Class GI, IO
4.500%	07/16/45	877	153,697
Series 2015-110, Class MS, IO, 1 Month LIBOR x (1) + 5.710% (Cap 5.710%, Floor 0.000%)
5.554%(c)	08/20/45	1,928	309,636
Series 2015-111, Class IM, IO
4.000%	08/20/45	982	109,528
Series 2015-111, Class IW, IO
4.000%	06/20/45	312	28,843
Series 2015-111, Class SM, IO, 1 Month LIBOR x (1) + 6.200% (Cap 6.200%, Floor 0.000%)
6.044%(c)	08/20/45	281	44,825
Series 2015-112, Class SB, IO, 1 Month LIBOR x (1) + 5.740% (Cap 5.740%, Floor 0.000%)
5.584%(c)	08/20/45	525	84,605
Series 2015-126, Class HS, IO, 1 Month LIBOR x (1) + 6.200% (Cap 6.200%, Floor 0.000%)
6.044%(c)	09/20/45	531	95,547
Series 2015-126, Class IM, IO
4.000%	09/20/45	713	75,188
Series 2015-126, Class IQ, IO
4.000%	09/20/45	671	70,733
Series 2015-129, Class IC, IO
4.500%	09/16/45	244	39,901
Series 2015-144, Class QS, IO, 1 Month LIBOR x (1) + 5.700% (Cap 5.700%, Floor 0.000%)
5.544%(c)	10/20/45	258	47,336
Series 2015-159, Class HS, IO, 1 Month LIBOR x (1) + 6.200% (Cap 6.200%, Floor 0.000%)
6.044%(c)	11/20/45	442	74,070
Series 2015-167, Class AS, IO, 1 Month LIBOR x (1) + 6.250% (Cap 6.250%, Floor 0.000%)
6.094%(c)	11/20/45	427	72,599
Series 2015-168, Class SD, IO, 1 Month LIBOR x (1) + 6.200% (Cap 6.200%, Floor 0.000%)
6.044%(c)	11/20/45	415	81,159
Series 2016-01, Class ST, IO, 1 Month LIBOR x (1) + 6.200% (Cap 6.200%, Floor 0.000%)
6.044%(c)	01/20/46	275	41,945
Series 2016-27, Class IA, IO
4.000%	06/20/45	700	59,856
Series 2016-88, Class S, IO, 1 Month LIBOR x (1) + 6.200% (Cap 6.200%, Floor 0.000%)
6.044%(c)	01/20/46	657	108,284
GreenPoint MTA Trust,
Series 2005-AR01, Class A2, 1 Month LIBOR + 0.440% (Cap 10.500%, Floor 0.220%)
0.588%(c)	06/25/45	505	440,351
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Impac Secured Assets Trust,
Series 2007-01, Class A2, 1 Month LIBOR + 0.160% (Cap 11.500%, Floor 0.160%)
0.308%(c)	03/25/37		510	$ 486,272
JPMorgan Alternative Loan Trust,
Series 2007-A02, Class 11A1, 1 Month LIBOR + 0.180% (Cap 11.500%, Floor 0.180%)
0.328%(c)	06/25/37		758	520,855
Lehman XS Trust,
Series 2005-07N, Class 1A1A, 1 Month LIBOR + 0.540% (Cap N/A, Floor 0.270%)
0.688%(c)	12/25/35		998	958,579
Mill City Mortgage Loan Trust,
Series 2019-GS02, Class A1, 144A
2.750%(cc)	08/25/59		847	886,424
Morgan Stanley Mortgage Loan Trust,
Series 2007-15AR, Class 5A1
2.868%(cc)	12/25/37		782	593,001
New Residential Mortgage Loan Trust,
Series 2018-03A, Class A1, 144A
4.500%(cc)	05/25/58		544	588,648
Series 2019-RPL03, Class A1, 144A
2.750%(cc)	07/25/59		1,069	1,124,031
Series 2020-RPL01, Class A1, 144A
2.750%(cc)	11/25/59		1,204	1,272,056
RALI Trust,
Series 2007-QA05, Class 2A1
5.722%(cc)	09/25/37		800	685,292
Series 2007-QH08, Class A
2.029%(cc)	10/25/37		658	592,267
Structured Adjustable Rate Mortgage Loan Trust,
Series 2005-19XS, Class 1A1, 1 Month LIBOR + 0.320% (Cap N/A, Floor 0.320%)
0.468%(c)	10/25/35		527	500,644
WaMu Mortgage Pass-Through Certificates Trust,
Series 2006-AR09, Class 1A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.000% (Cap N/A, Floor 1.000%)
2.019%(c)	08/25/46		642	622,884

Total Residential Mortgage-Backed Securities (cost $27,413,712)				26,390,069
Sovereign Bonds — 2.2%
Chile Government International Bond (Chile),
Sr. Unsec’d. Notes
1.250%	01/29/40	EUR	200	235,690
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes, 144A
5.940%	02/12/29	PEN	1,600	521,206
6.350%	08/12/28	PEN	6,000	2,006,754
Republic of South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes
4.850%	09/30/29		600	573,910
Sri Lanka Government International Bond (Sri Lanka),
Sr. Unsec’d. Notes
6.850%	11/03/25		400	284,455

A8

AST PIMCO DYNAMIC BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Sovereign Bonds (continued)
State of Israel (Israel),
Sr. Unsec’d. Notes
3.800%	05/13/60	200	$ 238,608
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes
5.750%	03/22/24	200	196,508
5.750%	05/11/47	300	238,423
6.350%	08/10/24(a)	600	597,787

Total Sovereign Bonds (cost $4,876,242)			4,893,341
U.S. Government Agency Obligations — 27.0%
Federal National Mortgage Assoc.
2.500%	TBA	26,300	27,527,413
3.000%	TBA	32,000	33,528,750

Total U.S. Government Agency Obligations (cost $61,140,312)			61,056,163
U.S. Treasury Obligations — 12.9%
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	04/15/21(k)	6,559	6,583,157
0.125%	01/15/30	1,208	1,334,390
0.250%	07/15/29	1,722	1,925,757
0.750%	07/15/28	4,129	4,754,775
2.500%	01/15/29	4,513	5,890,830
U.S. Treasury Notes
0.625%	05/15/30(a)	1,200	1,195,688
1.250%	08/31/24(a)(h)(k)	5,000	5,201,953
1.500%	02/15/30(a)	2,200	2,372,906

Total U.S. Treasury Obligations (cost $28,418,717)			29,259,456

Total Long-Term Investments (cost $231,364,620)			230,749,992

	Shares
Short-Term Investments — 27.2%
Affiliated Mutual Funds — 4.1%
PGIM Core Ultra Short Bond Fund(w)	103,366	103,366
PGIM Institutional Money Market Fund (cost $9,112,404; includes $9,110,136 of cash collateral for securities on loan)(b)(w)	9,113,737	9,111,914

Total Affiliated Mutual Funds (cost $9,215,770)		9,215,280

Interest Rate	Maturity Date	Principal Amount (000)#
Certificate of Deposit — 0.4%
Lloyds Bank Corporate Markets PLC (United Kingdom),
3 Month LIBOR + 0.500%
0.768%(c)	10/26/20	900	900,095
(cost $900,000)

	PrincipalAmount (000)#	Value
Repurchase Agreement(m) — 22.7%
BofA Securities, Inc. 0.100%, dated 09/30/20, due 10/01/20 in the amount of $51,500,143
(cost $51,500,000)	51,500	$ 51,500,000

Total Short-Term Investments (cost $61,615,770)		61,615,375

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—129.1% (cost $292,980,390)		292,365,367
Options Written*~ — (0.0)%
(premiums received $18,450)		(9,831)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—129.1% (cost $292,961,940)		292,355,536

Liabilities in excess of other assets(z) — (29.1)%		(65,863,325)

Net Assets — 100.0%		$ 226,492,211

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
MXN	Mexican Peso
PEN	Peruvian Nuevo Sol
RUB	Russian Ruble

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
ABS	Asset-Backed Security
BTP	Buoni del Tesoro Poliennali
CDOR	Canadian Dollar Offered Rate
CDX	Credit Derivative Index
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
EMTN	Euro Medium Term Note
EURIBOR	Euro Interbank Offered Rate
IO	Interest Only (Principal amount represents notional)
LIBOR	London Interbank Offered Rate
M	Monthly payment frequency for swaps
MTN	Medium Term Note
OTC	Over-the-counter
PJSC	Public Joint-Stock Company
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduit Security
S	Semiannual payment frequency for swaps
SONIA	Sterling Overnight Index Average
Strips	Separate Trading of Registered Interest and Principal of Securities
T	Swap payment upon termination
TBA	To Be Announced

A9

AST PIMCO DYNAMIC BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
TIPS	Treasury Inflation-Protected Securities

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $8,941,415; cash collateral of $9,110,136 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2020.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(m)	Repurchase agreement is collateralized by U.S. Treasury Security (coupon rate 1.130%, maturity date 05/15/40), with the aggregate value, including accrued interest, of $52,465,031.
(rr)	Perpetual security with no stated maturity date.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Written:
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.IG.34.V1, 06/20/25	Call	Bank of America, N.A.	10/21/20	0.60%	CDX.IG.34.V1(Q)	1.00%(Q)	3,100	$ (170)
CDX.IG.34.V1, 06/20/25	Call	Credit Suisse International	10/21/20	0.60%	CDX.IG.34.V1(Q)	1.00%(Q)	4,800	(263)
CDX.IG.34.V1, 06/20/25	Put	Bank of America, N.A.	10/21/20	1.00%	1.00%(Q)	CDX.IG.34.V1(Q)	3,100	(3,688)
CDX.IG.34.V1, 06/20/25	Put	Credit Suisse International	10/21/20	1.00%	1.00%(Q)	CDX.IG.34.V1(Q)	4,800	(5,710)
Total Options Written (premiums received $18,450)								$(9,831)
Futures contracts outstanding at September 30, 2020:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
192	5 Year U.S. Treasury Notes	Dec. 2020	$24,198,000	$ 32,750
10	10 Year Euro-Bund	Dec. 2020	2,046,160	6,859
26	10 Year U.S. Treasury Notes	Dec. 2020	3,627,813	4,027
69	Euro-BTP Italian Government Bond	Dec. 2020	11,939,082	189,390
				233,026
Short Position:
54	20 Year U.S. Treasury Bonds	Dec. 2020	9,519,187	31,987
				$265,013
A10

AST PIMCO DYNAMIC BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2020:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Russian Ruble,
Expiring 10/13/20	Citibank, N.A.	RUB	15,370	$213,685	$197,575	$—	$(16,110)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 11/17/20	HSBC Bank USA, N.A.	GBP	2,760	$ 3,609,473	$ 3,562,212	$ 47,261	$ —
Canadian Dollar,
Expiring 11/17/20	Citibank, N.A.	CAD	1,060	800,964	796,176	4,788	—
Euro,
Expiring 11/17/20	Citibank, N.A.	EUR	7,746	9,161,760	9,090,810	70,950	—
Russian Ruble,
Expiring 10/13/20	HSBC Bank USA, N.A.	RUB	15,370	215,375	197,575	17,800	—
Expiring 10/16/20	HSBC Bank USA, N.A.	RUB	754	10,547	9,697	850	—
				$13,798,119	$13,656,470	141,649	—
						$141,649	$(16,110)
Credit default swap agreements outstanding at September 30, 2020:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at September 30, 2020(4)	Value at Trade Date	Value at September 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
AT&T Inc.	06/20/24	1.000%(Q)		1,100	0.676%	$ (410)	$13,445	$13,855
British Telecommunications PLC	12/20/24	1.000%(Q)	EUR	500	0.836%	1,224	4,229	3,005
						$ 814	$17,674	$16,860

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Federal Republic of Brazil	06/20/24	1.000%(Q)	1,000	2.051%	$(37,637)	$(23,174)	$(14,463)	Citibank, N.A.
Republic of Colombia	06/20/24	1.000%(Q)	200	1.118%	(815)	(1,600)	785	Citibank, N.A.
Republic of Colombia	12/20/24	1.000%(Q)	700	1.230%	(6,476)	2,214	(8,690)	Citibank, N.A.
Republic of Turkey	06/20/24	1.000%(Q)	100	5.234%	(14,037)	(11,233)	(2,804)	Deutsche Bank AG
					$(58,965)	$(33,793)	$(25,172)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at September 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Buy Protection(1):
CDX.NA.HY.34	06/20/25	5.000%(Q)	4,324	$180,539	$(221,942)	$(402,481)
CDX.NA.HY.35	12/20/25	5.000%(Q)	2,300	(97,840)	(99,491)	(1,651)
				$ 82,699	$(321,433)	$(404,132)

A11

AST PIMCO DYNAMIC BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Credit default swap agreements outstanding at September 30, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2020(4)	Value at Trade Date	Value at September 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.NA.IG.33	12/20/24	1.000%(Q)	3,400	0.797%	$ 62,195	$29,571	$(32,624)
CDX.NA.IG.34	06/20/25	1.000%(Q)	6,400	0.846%	39,741	47,104	7,363
CDX.NA.IG.35	12/20/25	1.000%(Q)	900	0.587%	21,602	19,279	(2,323)
					$123,538	$95,954	$(27,584)
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Inflation swap agreements outstanding at September 30, 2020:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Inflation Swap Agreement:
GBP	2,000	10/15/33	3.579%(T)	U.K. Retail Price Index(2)(T)	$719	$197,434	$196,715
(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
Interest rate swap agreements outstanding at September 30, 2020:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
CAD	1,600	03/03/22	1.270%(S)	3 Month CDOR(2)(S)	$ —	$ 13,663	$ 13,663
CAD	400	03/03/22	1.273%(S)	3 Month CDOR(2)(S)	—	3,427	3,427
CAD	700	06/17/22	1.500%(S)	3 Month CDOR(2)(S)	2,310	10,274	7,964
CAD	600	03/03/25	1.220%(S)	3 Month CDOR(2)(S)	—	10,268	10,268
CAD	500	03/03/25	1.275%(S)	3 Month CDOR(2)(S)	4	9,481	9,477
CAD	300	03/03/25	1.276%(S)	3 Month CDOR(2)(S)	—	5,699	5,699
CAD	200	03/03/25	1.290%(S)	3 Month CDOR(2)(S)	—	4,008	4,008
CAD	800	03/04/25	1.235%(S)	3 Month CDOR(2)(S)	997	14,088	13,091
A12

AST PIMCO DYNAMIC BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest rate swap agreements outstanding at September 30, 2020 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
GBP	1,600	12/16/25	0.500%(A)	1 Day SONIA(1)(A)	$ (44,012)	$ (53,026)	$ (9,014)
GBP	13,900	12/16/25	0.500%(S)	6 Month GBP LIBOR(1)(S)	(155,779)	(257,173)	(101,394)
MXN	41,400	07/01/25	4.840%(M)	28 Day Mexican Interbank Rate(2)(M)	(3,744)	(14,813)	(11,069)
	3,400	03/20/25	0.622%(S)	3 Month LIBOR(2)(Q)	—	47,497	47,497
	23,700	12/10/29	2.000%(S)	3 Month LIBOR(1)(Q)	(325,417)	(3,039,959)	(2,714,542)
	1,500	01/15/30	1.750%(S)	3 Month LIBOR(1)(Q)	(16,063)	(154,603)	(138,540)
	900	02/12/30	2.000%(S)	3 Month LIBOR(1)(Q)	(14,554)	(113,145)	(98,591)
	400	03/10/30	2.000%(S)	3 Month LIBOR(1)(Q)	(343)	(49,995)	(49,652)
	2,450	03/12/50	2.250%(S)	3 Month LIBOR(1)(Q)	(452)	(737,632)	(737,180)
					$(557,053)	$(4,301,941)	$(3,744,888)

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A13